PREPAID EXPENSES AND OTHER CURRENT ASSETS (Details) (USD $)	Dec. 31, 2012	Dec. 31, 2011
PREPAID EXPENSES AND OTHER CURRENT ASSETS [Abstract]
Prepayment to service providers	$ 1,990,015	$ 2,064,174
Employee advances	685,134	665,587
Other deposits	1,225,431	1,143,509
Interest receivables	771,849	267,947
Other current assets	45,245	4,808
Total prepaid expenses and other current assets	$ 4,717,674	$ 4,146,025